PGIM Jennison Energy Infrastructure Fund
Schedule of Investments  (unaudited)
as of August 31, 2025
Description	Shares	Value
Long-Term Investments 99.2%
Common Stocks 69.2%
Electric Utilities 1.6%
Constellation Energy Corp.	25,806	$7,947,732
Heavy Electrical Equipment 2.5%
GE Vernova, Inc.	11,712	7,179,105
Siemens Energy AG (Germany)*	54,909	5,841,184
		13,020,289
Independent Power Producers & Energy Traders 1.6%
Vistra Corp.(a)	43,355	8,198,864
Oil & Gas Exploration & Production 1.5%
EQT Corp.(a)	151,217	7,839,089
Oil & Gas Storage & Transportation 62.0%
Antero Midstream Corp.	1,047,566	18,636,199
Cheniere Energy, Inc.	172,291	41,663,410
DT Midstream, Inc.(a)	212,889	22,178,776
Enbridge, Inc. (Canada)	560,809	27,134,931
Gibson Energy, Inc. (Canada)	650,517	12,329,674
Keyera Corp. (Canada)	418,736	13,491,876
Kinder Morgan, Inc.	994,860	26,841,323
Kinetik Holdings, Inc.(a)	203,134	8,497,095
ONEOK, Inc.	258,559	19,748,737
Pembina Pipeline Corp. (Canada)	185,462	7,004,707
Pembina Pipeline Corp. (Canada)	147,921	5,586,976
South Bow Corp. (Canada)	529,103	14,663,167
Targa Resources Corp.	143,458	24,066,514
TC Energy Corp. (Canada)	710,693	37,010,786
Williams Cos., Inc. (The)	674,077	39,015,577
		317,869,748

Total Common Stocks (cost $278,840,292)		354,875,722
Master Limited Partnerships 30.0%
Oil & Gas Storage & Transportation
Energy Transfer LP	1,598,741	28,329,691
Enterprise Products Partners LP, MLP	725,211	23,308,282
Hess Midstream LP (Class A Stock)(f)	596,632	24,581,238
MPLX LP	768,631	39,100,259
Plains GP Holdings LP (Class A Stock)*(f)	1,205,037	23,257,214
Western Midstream Partners LP	395,716	15,516,024

Total Master Limited Partnerships (cost $105,039,461)		154,092,708

Total Long-Term Investments (cost $383,879,753)		508,968,430

Short-Term Investments 4.4%
Affiliated Mutual Funds
PGIM Core Government Money Market Fund (7-day effective yield 4.483%)(wb)	5,305,226	5,305,226

PGIM Jennison Energy Infrastructure Fund
Schedule of Investments  (unaudited) (continued)
as of August 31, 2025
Description	Shares	Value

Affiliated Mutual Funds (Continued)
PGIM Institutional Money Market Fund (7-day effective yield 4.526%) (cost $17,159,218; includes $17,038,247 of cash collateral for securities on loan)(b)(wb)	17,169,679	$17,157,660

Total Short-Term Investments (cost $22,464,444)		22,462,886

TOTAL INVESTMENTS 103.6% (cost $406,344,197)		531,431,316
Liabilities in excess of other assets (3.6)%		(18,532,133)

Net Assets 100.0%		$512,899,183

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

LP—Limited Partnership
MLP—Master Limited Partnership

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $16,379,023; cash collateral of $17,038,247 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(f)	Represents a security that is not a qualified publicly-traded partnership subject to the 25% investment limit under Subchapter M of the Internal Revenue Code.
(wb)	Represents an investment in a Fund affiliated with the Manager.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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